Business Segments	12 Months Ended
Dec. 31, 2015
Segment Reporting [Abstract]
Business Segments
Business Segments
We report our operations in three business segments—Gaming, Lottery and Interactive—representing our different products and services. These are our reportable segments under ASC 280, Segment Reporting. Each of our business segments is managed by a separate executive who reports to our chief executive officer (who is our "chief operating decision maker" under applicable accounting standards). Our three business segments represent separate standalone businesses based on the industries in which we operate. Our Gaming business segment generally sells gaming machines and VLTs, conversion kits and parts, and leases or otherwise provides gaming machines, server-based systems and content, to commercial, tribal and governmental gaming operators. Additionally, since our acquisition of Bally, this business segment also sells and supports specialized casino-management systems-based software and hardware, sells and leases PTG content and sells and leases Shufflers, including automatic card shufflers, deck checkers and roulette chip sorters. Our Lottery business segment provides instant lottery games and related value-added services, as well as licensed brands utilized in instant lottery games and loyalty and reward services. Our Lottery business segment also provides systems products and services generally comprised of point-of-sale terminals, a central system, customized computer software, data communication services, support and/or related equipment.  Our Interactive business segment provides social gaming and RMG services to online casino operators through our remote game servers. The products and services from which each reportable segment derives its revenues are further discussed in Note 1 (Description of the Business and Summary of Significant Accounting Policies).
The following tables present revenue, cost of revenue, SG&A, R&D, employee termination and restructuring, goodwill impairments, D&A, operating (loss) income from continuing operations, earnings (loss) from equity investments, total assets and capital expenditures for the years ended (or at) December 31, 2015, 2014 and 2013, respectively, by business segment. Certain unallocated corporate amounts consisted primarily of general and administrative expenses, other income (expense), D&A expense and unallocated assets and capital expenditures.

	Year Ended December 31, 2015
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$956.3	$185.5	$210.0	$1,351.8
Product sales	817.3	45.7	—	863.0
Instant games	—	544.0	—	544.0
Total revenue	1,773.6	775.2	210.0	2,758.8

Cost of services (1)	190.1	109.8	72.8	372.7
Cost of product sales (1)	370.2	35.3	—	405.5
Cost of instant games (1)	—	325.9	—	325.9
Selling, general and administrative	285.1	67.0	66.3	418.4
Research and development	154.9	6.3	22.7	183.9
Employee termination and restructuring	11.2	0.2	1.5	12.9
Depreciation and amortization	728.6	95.9	19.6	844.1
Goodwill impairments	935.0	67.6	—	1,002.6
Segment operating (loss) income from continuing operations	$(901.5)	$67.2	$27.1	$(807.2)
Unallocated corporate costs				(217.4)
Consolidated operating loss				$(1,024.6)

Earnings from equity investments	$3.5	$13.4	$—	$16.9
Assets at December 31, 2015	$6,135.2	$1,116.6	$211.9
Unallocated assets at December 31, 2015				268.5
Consolidated assets at December 31, 2015				$7,732.2
Gaming, lottery and interactive capital expenditures	$234.8	$43.9	$6.7
Unallocated capital expenditures for the year ended December 31, 2015				38.2
Consolidated capital expenditures for the year ended December 31, 2015				$323.6
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(1)	Exclusive of D&A.

	Year Ended December 31, 2014
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$442.6	$201.4	$144.5	$788.5
Product sales	363.8	101.1	—	464.9
Instant games	—	533.0	—	533.0
Total revenue	806.4	835.5	144.5	1,786.4

Cost of services (1)	111.0	120.8	51.9	283.7
Cost of product sales (1)	195.5	78.8	—	274.3
Cost of instant games (1)	—	291.4	—	291.4
Selling, general and administrative	235.3	73.3	57.3	365.9
Research and development	98.7	4.6	13.7	117.0
Employee termination and restructuring	15.5	3.5	7.1	26.1
Depreciation and amortization	318.7	97.1	13.3	429.1
Segment operating (loss) income from continuing operations	$(168.3)	$166.0	$1.2	$(1.1)
Unallocated corporate costs				(171.6)
Consolidated operating loss				$(172.7)

Earnings (loss) from equity investments	$3.3	$(10.9)	$—	$(7.6)
Assets at December 31, 2014	$7,853.0	$1,407.2	$185.5
Unallocated assets at December 31, 2014				275.4
Consolidated assets at December 31, 2014				$9,721.1
Gaming, lottery and interactive capital expenditures	$160.5	$58.3	$5.4
Unallocated capital expenditures for the year ended December 31, 2014				14.1
Consolidated capital expenditures for the year ended December 31, 2014				$238.3
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(1)	Exclusive of D&A.

	Year Ended December 31, 2013
	Gaming	Lottery	Interactive	Total
Revenue:
Services	$181.8	$203.2	$30.0	$415.0
Product sales	88.7	71.2	—	159.9
Instant games	—	516.0	—	516.0
Total revenue	270.5	790.4	30.0	1,090.9

Cost of services (1)	77.9	113.8	11.4	203.1
Cost of product sales (1)	56.4	47.1	—	103.5
Cost of instant games (1)	—	285.1	—	285.1
Selling, general and administrative	87.1	70.7	10.1	167.9
Research and development	17.4	5.5	3.1	26.0
Employee termination and restructuring	6.7	5.1	1.9	13.7
Depreciation and amortization	103.9	94.5	2.7	201.1
Segment operating (loss) income from continuing operations	$(78.9)	$168.6	$0.8	$90.5
Unallocated corporate costs				(108.8)
Consolidated operating loss				$(18.3)

(Loss) earnings from equity investments	$(12.1)	$13.6	$—	$1.5
Assets at December 31, 2013	$2,333.6	$1,581.1	$84.1
Unallocated assets at December 31, 2013				110.8
Consolidated assets at December 31, 2013 (2)				$4,109.6
Gaming, lottery and interactive capital expenditures	$75.8	$79.0	$3.2
Unallocated capital expenditures for the year ended December 31, 2013				7.8
Consolidated capital expenditures for the year ended December 31, 2013				$165.8
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(1)	Exclusive of D&A.

(2)	Includes the impact of adopting ASU 2015-03, ASU 2015-15, and ASU 2015-17.
In evaluating financial performance, we focus on operating (loss) income from continuing operations as a segment's measure of profit or loss. Segment operating (loss) income from continuing operations is (loss) income before interest expense, earnings (loss) from equity investments, loss on early extinguishment of debt, gain on sale of equity interest, other (expense) income, net, unallocated corporate costs and income taxes. Certain corporate assets consisting of cash, prepaid expenses and property, plant and equipment are not allocated to the segments. The accounting policies of our business segments are the same as those described above in the summary of significant accounting policies.
The following table presents a reconciliation of business segment operating (loss) income to net loss from continuing operations before income taxes for each period:

	Years Ended December 31,
	2015	2014	2013
Reported segment operating (loss) income from continuing operations	$(807.2)	$(1.1)	$90.5
Unallocated corporate costs	(217.4)	(171.6)	(108.8)
Consolidated operating loss	(1,024.6)	(172.7)	(18.3)
Interest expense	(664.9)	(307.2)	(119.5)
Earnings (loss) from equity investments	16.9	(7.6)	1.5
Loss on early extinguishment of debt	—	(25.9)	(5.9)
Gain on sale of equity interest	—	14.5	—
Other (expense) income, net	(21.6)	4.0	(1.1)
Net loss from continuing operations before income taxes	$(1,694.2)	$(494.9)	$(143.3)

The following tables present revenue by customer location and long-lived assets by geographic location:

	Years Ended December 31,
	2015	2014	2013
Revenue:
United States (1)	$2,144.0	$1,070.1	$559.8
North America, other than United States	175.0	131.0	74.2
United Kingdom	157.5	162.5	157.5
Europe, other than the United Kingdom	182.1	283.6	213.2
Other	100.2	139.2	86.2
Total (2)	$2,758.8	$1,786.4	$1,090.9

	As of December 31,
	2015	2014
Property and equipment, net:
United States	$606.4	$771.1
North America, other than United States	43.4	59.9
United Kingdom	76.8	96.6
Europe, other than the United Kingdom	28.6	34.2
Other	38.8	51.0
Total (3)	$794.0	$1,012.8
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(1)	Sales to international customers originating from the U.S. were $185.5 million, $58.1 million and $18.5 million for the years ended December 31, 2015, 2014 and 2013, respectively.

(2)	Total revenue from international customers for the years ended December 31, 2015, 2014 and 2013 was $614.8 million, $716.3, million and $531.1 million, respectively.

(3)	Total property and equipment held outside the United States as of December 31, 2015 and 2014 was $187.6 million and $241.7 million, respectively.